Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Equity held by Lennar
In connection with the North American Title Acquisition, subsidiaries of Lennar were granted equity in the Company. As of December 31, 2021, Lennar, through its subsidiaries, held a 25.4% equity stake in the Company on a fully diluted basis.
Loan from Lennar
In connection with the North American Title Acquisition, the Company received a loan from Lennar, which was repaid in full in January 2021 (see Note 10 for additional information).
Shared services agreements between the Company and Lennar
In connection with the North American Title Acquisition, the Company and Lennar entered into a transition services agreement (“TSA”) that provided for certain shared services provided by Lennar to the Company as it incorporated the Acquired Business into its operations, and also for the sharing of expenses in office locations that would contain both Company and Lennar personnel until such time one entity or the other, depending on the location, established separate office space for its personnel and operations.
During the year ended December 31, 2020, the Company paid Lennar $0.3 million related to TSA services. During the year ended December 31, 2019, the Company paid Lennar $3.9 million for TSA services rendered by Lennar, and Lennar paid the Company $2.5 million for TSA services rendered by the Company. Additionally, during the years ended December 31, 2021, 2020 and 2019, the Company paid Lennar $0.1 million $0.2 million, and $0.2 million, respectively, for rent associated with shared spaces.
Transactions with Lennar
In the routine course of its business, Doma Title Insurance, Inc. (“DTI”) underwrites title insurance policies for a subsidiary of Lennar. The Company recorded the following revenues and premiums retained by Third-Party Agents from these transactions, which are included within our Underwriting segment:

	Year ended December 31,
	2021	2020	2019
Revenues	$114,212	$88,609	$73,070
Premiums retained by Third-Party Agents	92,466	71,229	59,933

	As of December 31,
	2021	2020
Net receivables	$3,883	$4,447
These amounts are included in receivables, net, in the consolidated balance sheets.
Consulting agreement
In 2021, the Company entered into a consulting services agreement with a company that provides IT consulting services for which our Chief Executive Officer is a member of its board of directors. During the year ended December 31, 2021, the Company incurred costs related to this agreement totaling $0.3 million. No costs were incurred during the years ended December 31, 2020 or 2019. There was no outstanding accounts payable related to this agreement at December 31, 2021.